Supplemental Statements of Cash Flows Information	12 Months Ended
Jan. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Statements of Cash Flows Information
6. Supplemental Statements of Cash Flows Information
Supplemental disclosures of cash flows information for the fiscal years ended January 31, 2021 and 2020 were as follows (in thousands):

	Year Ended January 31,
	2021	2020
Interest paid	$40	$63
Income taxes paid, net	336	498
Seismic equipment purchases included in accounts payable at year-end	—	812